Shareholder Report, Line Graph (Details) 193890_Innovator Growth Accelerated Plus ETF-October_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2025
Innovator Growth Accelerated Plus ETF®-October
Account Value [Line Items]
Line Graph and Table Measure Name						Innovator Growth Accelerated Plus ETF-October NAV
Accumulated Value	$ 11,453	$ 9,370	$ 7,616	$ 10,569	$ 10,000	$ 14,004
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NASDAQ 100 Total Return Index
Accumulated Value	13,889	9,978	7,829	10,794	10,000	$ 18,188
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NASDAQ 100 Index
Accumulated Value	$ 13,540	$ 9,810	$ 7,764	$ 10,790	$ 10,000	$ 17,603